Concentration Of Risks - Additional Information (Detail)	Jun. 30, 2013 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Jun. 30, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2010 AUD	Dec. 31, 2012 Australian Banking Institutions USD ($)	Dec. 31, 2012 Australian Banking Institutions AUD	Dec. 31, 2012 Other Banking Institutions USD ($)	Dec. 31, 2012 Other Banking Institutions AUD
Concentration Risk [Line Items]
Cash	78,000	$ 2,997,000	2,889,000	5,839,000	$ 1,778,000	1,714,000	25,166,000	$ 1,000	1,000	$ 3,000	3,000